Personnel expenses (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Personnel Expenses [Line Items]
Salaries and variable compensation	$ 12,860	$ 11,868
of which: variable compensation - financial advisors	3,029	2,744
Contractors	110	152
Social security	896	821
Post-employment benefit plans	602	671
Other personnel expenses	495	497
Total personnel expenses	$ 14,963	$ 14,008